Related Party Transactions (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Jun. 30, 2018	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Shares restricted units			650,000
Contributions made to defined benefit pension plans (in Dollars) | $			$ 5.5	$ 5.7
Key Management Personnel of Entity or Parent [Member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised	40,269
Description of vesting period				Telesat issued 500,000 time-vesting options to certain key management personnel, which vest over a five-year period.
Key Management Personnel of Entity or Parent [Member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised		95,363
Description of vesting period					Telesat issued 3,630,000 time-vesting options to certain key management personnel. Of this balance, 2,850,000 options vest over a five-year period, while 780,000 vest over a three-year period. In addition, 200,000 RSUs were granted during 2018 which vest over a three-year period and are expected to be settled with Non-Voting Participating Preferred shares.
Shares restricted units			66,667	66,667
Key Management Personnel of Entity or Parent [Member] | Non-Voting Participating Preferred Shares [Member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised		39,488
Key Management Personnel of Entity or Parent [Member] | Non-Voting Participating Preferred Shares [Member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised	14,846
Shares restricted units			30,980	30,980